Employee benefits: variable compensation - Movements (Detail 2)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	162,835,713	165,626,088
Number of shares awarded during the year	58,329,398	63,872,651
Number of share distributions during the year	(67,696,099)	(58,756,089)
Number of shares forfeited during the year	(6,623,984)	(7,906,936)
Number of shares outstanding, at the end of the year	146,845,027	162,835,713
Number of shares vested for accounting purposes	66,850,562	74,883,139
Weighted average exercise price of shars outstanding, at the beginning of the year | $	$ 15	$ 16
Weighted average exercise price of share awarded during the year | $	17	15
Weighted average exercise price of share distributions during the year | $	15	16
Weighted average exercise price of shares forfeited during the year | $	16	15
Weighted average exercise price of shares outstanding, at the end of the year | $	$ 16	$ 15
UBS AG
Share Awards [Line Items]
Number of shares outstanding, at the beginning of the year	404,720	512,185
Number of shares awarded during the year	26,005	117,082
Number of share distributions during the year	(228,932)	(212,984)
Number of shares forfeited during the year	0	(11,563)
Number of shares outstanding, at the end of the year	201,793	404,720
Number of shares vested for accounting purposes	133,225	132,117
Weighted average exercise price of shars outstanding, at the beginning of the year | $	$ 15	$ 16
Weighted average exercise price of share awarded during the year | $	13	14
Weighted average exercise price of share distributions during the year | $	15	17
Weighted average exercise price of shares forfeited during the year | $	0	15
Weighted average exercise price of shares outstanding, at the end of the year | $	$ 15	$ 15